Plant and equipment, net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Plant and Equipment

	September 30,	December 31,
	2024	2023
	(Unaudited)
Equipment and machinery	$5,532,193	$5,469,683
Factory and Building	5,517,968	5,455,619
Furniture and office equipment	4,306	4,257
Auto vehicles	23,915	23,645
Leasehold improvement	162,778	118,673
Minus: Accumulated depreciation and amortization	(2,536,802)	(2,010,404)
Property plant and equipment, net	$8,704,358	$9,061,473

	December 31,	December 31,
	2023	2022

Equipment and machinery	$5,469,683	$5,633,421
Factory and Building	5,455,619	-
Furniture and office equipment	4,257	3,505
Auto vehicles	23,645	19,783
Leasehold improvement	118,673	122,124
Minus: Accumulated depreciation and amortization	(2,010,404)	(1,497,885)
Plant and equipment, net	9,061,473	4,280,948
Construction in progress	-	2,518,836
Property plant and equipment, net	$9,061,473	$6,799,784